Segmented Information and Economic Dependence (Tables)	3 Months Ended
Jul. 31, 2025
Disclosure of operating segments [abstract]
Summary of Geographical Segments

The Company’s revenues are allocated to geographic regions for the three months ended July 31, 2025, and 2024 as follows:

	Three months ended July 31,
(in thousands)	2025 $	2024 $
United States of America	2,449	2,339
Europe	520	126
Canada	174	—
Australia	18	—
Other	—	8
	3,161	2,473

The Company’s non-current assets are allocated to geographic regions as of July 31, 2025, and April 30, 2024 as follows:

	July 31, 2025 $	April 30, 2025 $
North America - Corporate	83	80
North America	4,160	4,167
Belgium	247	268
Netherlands	—	21,172
	4,490	25,687

Geographic segmentation of the Company’s net income (loss) for the three months ended July 31, 2025, and 2024 is as follows:

	Three months ended July 31,
(in thousands)	2025 $	2024 $
North America - Corporate	(2,810)	(2,587)
North America	307	(126)
Belgium	(1,781)	(1,604)
Netherlands	1,325	318
	(2,959)	(3,999)

Geographic segmentation of the interest and accretion, and amortization and depreciation for the three months ended July 31, 2025, and 2024 is as follows:

	Three months ended July 31,
Interest and accretion (in thousands)	2025 $	2024 $
North America - Corporate	—	5
North America	59	57
Belgium	—	4
Netherlands	—	—
	59	66

	Three months ended July 31,
Amortization and depreciation (in thousands)	2025 $	2024 $
North America - Corporate	1	2
North America	181	167
Belgium	19	522
Netherlands	—	—
	201	691

Summary of Revenues Allocated According to Revenue Types

The Company’s revenues are allocated according to revenue types for the three months ended July 31, 2025, and 2024 as follows:

	Three months ended July 31,
(in thousands)	2025 $	2024 $
Project revenue	3,126	2,437
Product sales revenue	2	2
Cryostorage revenue	33	34
	3,161	2,473